Significant Accounting Policies - Segment Reporting, Earnings/(Loss) Per Share and Equity Compensation Plan (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) segment shares
Segment Reporting:
Number of operating segments	1
Number of reportable segments	1
Earnings/(Loss) Per Share:
Other dilutive or potentially dilutive securities | shares	0
Equity Compensation Plan:
Maximum number of shares that may be issued as a proportion of outstanding capital stock	6.00%
Period of automatic termination from approval of plan by stockholders	10 years
Manager's employees
Equity Compensation Plan:
Vesting period	0 years
Contractual obligation for any stock to be granted | $	$ 0.0